Financial Instruments - Fair Values and Risk Management - Summary of Percentage of Revenue and Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Revenue	€ 74,107	€ 52,304	€ 41,606
Trade receivables	7,457	8,028	7,202
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of detailed information about financial instruments [line items]
Revenue	59,838	48,457	38,401
Trade receivables	€ 5,314	€ 6,953	€ 5,961